Contract assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Contract assets

21.   Contract assets

Current contract assets:

	31 December	31 December
	2020	2019
Contract assets	972,052	933,969
	972,052	933,969

Non-current contract assets:

	31 December	31 December
	2020	2019
Contract assets	128,114	10,291
	128,114	10,291

The contract assets represent contract assets from subscribers. Due to the high volume of subscribers, there are different billing cycles. Accordingly, an accrual is made at the end of each reporting period to accrue revenue for services rendered but not billed. Contract assets also include contracted receivables related to handset campaigns, and the portion which will be billed after one year is presented under long term contract assets.